Consolidated Statements of Comprehensive Income (loss)	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (loss)
Net revenues	$ 68,628,794	¥ 472,385,716	¥ 417,139,969	¥ 350,157,824
Cost of revenues	34,846,075	239,852,504	208,017,208	172,539,260
Gross profit	33,782,719	232,533,212	209,122,761	177,618,564
Operating expenses:
Research and development	6,309,622	43,430,385	36,529,145	36,836,338
Sales and marketing	6,947,820	47,823,235	42,645,682	45,186,175
General and administrative	10,035,743	69,078,028	78,341,173	64,759,122
Impairment of intangible assets		0	0	310,153
Provision for (reversal of) doubtful accounts	100,892	694,460	(127,852)	845,965
Total operating expenses	23,394,077	161,026,108	157,388,148	147,937,753
Other operating income				2,077,500
Income from operations	10,388,642	71,507,104	51,734,613	31,758,311
Other income (loss):
Share of losses of equity method investments	(2,342,128)	(16,121,334)	(8,829,140)	(2,196,750)
Impairment loss of long-term investments	(4,677,965)	(32,199,372)
Gain from disposal of long-term investment	232,450	1,600,000
Interest income, net of interest expenses	568,624	3,913,950	3,572,711	4,136,454
Foreign currency exchange losses, net	(10,572)	(72,769)	(1,505,518)	(1,067,149)
Total other income (loss), net	(6,229,591)	(42,879,525)	(6,761,947)	872,555
Earnings before income taxes	4,159,051	28,627,579	44,972,666	32,630,866
Income tax expense	5,607,419	38,596,986	18,921,479	9,575,146
Net income (loss)	(1,448,368)	(9,969,407)	26,051,187	23,055,720
Net loss attributable to non-controlling interests	(36,815)	(253,405)
Net income (loss) attributable to ATA Inc.	(1,411,553)	(9,716,002)	26,051,187	23,055,720
Net income (loss)	(1,448,368)	(9,969,407)	26,051,187	23,055,720
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	95,628	658,228	2,002,553	(30,753)
Unrealized loss on available-for-sale investment, net of nil income tax	(80,467)	(553,870)
Total other comprehensive income(loss)	15,161	104,358	2,002,553	(30,753)
Comprehensive income (loss)	(1,433,207)	(9,865,049)	28,053,740	23,024,967
Comprehensive loss attributable to non-controlling interests	(36,815)	(253,405)
Comprehensive income (loss) attributable to ATA Inc.	$ (1,396,392)	¥ (9,611,644)	¥ 28,053,740	¥ 23,024,967
Basic earnings (loss) per common share attributable to ATA Inc. (in CNY and dollars per share) | (per share)	$ (0.03)	¥ (0.21)	¥ 0.57	¥ 0.49
Diluted earnings (loss) per common share attributable to ATA Inc. (in CNY and dollars per share) | (per share)	$ (0.03)	¥ (0.21)	¥ 0.57	¥ 0.49